INVENTORIES (Schedule of Inventory) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials, parts and supplies	$ 8,986	$ 9,579
Work in progress and assembled raw materials	17,508	15,871
Finished products	3,150	5,854
Inventory, Net	$ 29,644	$ 31,304